Stock-Based Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense (benefit)	$ 1.2	$ 3.4	$ 0.6	$ (0.2)
Tax (benefit) expense associated with stock based compensation		$ (0.9)	$ (0.2)	$ 0.1
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Expiration period		10 years
Performance Based Stock Option and Other Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Performance Based Stock Option and Other Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years